Investments - Narrative, Cost or Amortized Cost, Gross Unrealized Gains and Losses, Fair Value and OTTI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Investments
Fair Value	$ 120,126
Cost or Amortized Cost	110,078
States, municipalities and political subdivisions | Pre-refunded bonds
Investments
Fair Value	13,820	$ 13,075
Credit concentration | Corporate fixed maturity and equity securities | Europe
Investments
Cost or Amortized Cost	4,852	5,833
Gross Unrealized Gains	$ 501	$ 711
Credit concentration | Corporate fixed maturity and equity securities | Investment rated as investment grade | Energy sector
Investments
Concentration percentage	96.00%	97.00%
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | Energy sector
Investments
Cost or Amortized Cost	$ 5,285	$ 7,852
Gross Unrealized Gains	$ 387	$ 968
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | UNITED KINGDOM
Investments
Concentration percentage		6.00%
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | Europe
Investments
Concentration percentage	6.00%
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | Europe | Finance Sector
Investments
Concentration percentage	3.00%
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | Other individual European countries | Maximum
Investments
Concentration percentage		2.00%
Investment portfolio | Credit concentration | States, municipalities and political subdivisions | Individual U. S. states | Maximum
Investments
Concentration percentage	4.00%
Investment portfolio | Credit concentration | States, municipalities and political subdivisions | Municipal revenue bonds
Investments
Concentration percentage	55.00%	55.00%